Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and the US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on
February 1
st
of each year and ends on
January 31
st
of the following year. Our fiscal year, which ends on
January 31, 2018,
is referred to as the “current fiscal year”, “fiscal
2018”,
“2018”
or using similar words. Our previous fiscal year, which ended on
January 31, 2017,
is referred to as the “previous fiscal year”, “fiscal
2017”,
“2017”
or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example,
“2019”
refers to the annual period ending
January 31, 2019
and the “fourth quarter of
2019”
refers to the quarter ending
January 31, 2019.

Consolidation, Policy [Policy Text Block]
Basis of consolidation
The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not
have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation
The US dollar is the presentation currency of the Company. Assets and liabilities of our subsidiaries are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated into US dollars using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity. On substantial liquidation of a foreign operation, the component of accumulated other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of operations.

The functional currency of each of our entities is the local currency in which they operate. Transactions incurred in currencies other than the local currency of an entity are converted to the local currency at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into the local currency at the exchange rate in effect at the balance sheet date. All foreign currency re-measurement gains and losses are included in net income. For the year ended
January 31, 2018,
foreign currency re-measurement loss of
$0.4
million was included in net income (
January 31, 2017 –
loss of
$0.1
million;
January 31, 2016 –
loss of
$0.2
million).

Use of Estimates, Policy [Policy Text Block]
Use of estimates
Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may
be different from the estimates. These estimates, judgments and assumptions are evaluated on an ongoing basis. We base our estimates on historical experience and on various other assumptions that we believe are reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not
readily apparent from other sources.

Estimates and assumptions are used when accounting for items such as allocations of the purchase price and the fair value of net assets acquired in business combination transactions, useful lives of intangible assets and property and equipment, allowance for doubtful accounts, collectability of other receivables, provisions for excess or obsolete inventory, restructuring accruals, revenue related estimates including vendor-specific objective evidence (“VSOE”) of selling price and best estimate of selling price (“BESP”), fair value of stock-based compensation, assumptions embodied in the valuation of assets for impairment assessment, accounting for income taxes, valuation allowances for deferred income tax assets, realization of investment tax credits, uncertain tax positions and recognition of contingencies.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Cash included highly liquid short-term deposits with original maturities of three months or less.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments
Fair value of financial instruments
In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic
320
"Investments - Debt and Equity Securities" (Topic
320
) related to accounting for certain investments in equity securities, and based on our intentions regarding these instruments, we classify our marketable securities as available for sale and account for these investments at fair value.

The carrying amounts of the Company’s cash, accounts receivable (net), accounts payable, accrued liabilities and income taxes payable approximate their fair value due to their short maturities.

Derivative instruments
We use derivative instruments to manage equity risk relating to our share-based compensation. We account for these instruments in accordance with ASC Topic
815
“Derivatives and Hedging” (Topic
815
), which requires that every derivative instrument be recorded on the balance sheet as either an asset or a liability measured at its fair value as of the reporting date. We do not
designate our derivative instruments as hedges and as such the changes in our derivative financial instruments' fair values are recognized in earnings. The fair value of equity contract derivatives is determined utilizing a valuation model based on the quoted market value of our common shares at the balance sheet date.

Foreign exchange risk
We are exposed to foreign exchange risk because the Company transacts business in currencies other than the US dollar. Accordingly, our results are affected, and may
be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro, British pound sterling and various other foreign currencies.

Interest rate risk
We are exposed to interest rate fluctuations to the extent that we borrow on our credit facility, which depending on the type of advance under the available facilities, interest will be charged based on either i) Canada or US prime rate; or ii) Banker’s Acceptance (BA); or iii) LIBOR.

Credit risk
We are exposed to credit risk through our invested cash and accounts receivable. We hold our cash with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate our credit risk.

We do
not
use any type of speculative financial instruments, including but not
limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not
hold or issue financial instruments for trading purposes.

Equity risk
We are exposed to equity risk through certain share-based compensation expenses that are fair valued at the balance sheet date. The Company enters into equity derivative contracts including floating-rate equity forwards to partially offset the potential fluctuations of certain future share-based compensation expenses. The Company does not
hold derivatives for speculative purposes.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Allowance for doubtful accounts
We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make their required payments. Specifically, we consider the age of the receivables, customers’ payment history, historical write-offs, the creditworthiness of the customer, and current economic trends among other factors. Accounts receivable are written off, and the associated allowance is eliminated, if it is determined that the specific balance is no
longer collectible. The allowance is maintained for
100%
of all accounts deemed to be uncollectible and, for those receivables not
specifically identified as uncollectible, an allowance is maintained for a specific percentage of those receivables based upon the aging of accounts, our historical collection experience and current economic expectations. To date, the actual losses have been within our expectations.
No
single customer accounted for more than
10%
of the accounts receivable balance as of
January 31, 2018
and
2017.

Inventory, Policy [Policy Text Block]
Inventory
Finished goods inventories are stated at the lower of cost and net realizable value. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no
longer able to sell inventories above cost or at all, we write down inventory to market or excess inventory is written off.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of long-lived assets
We test long-lived assets or asset groups, such as property and equipment and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may
be impairment. Circumstances which could trigger a review include, but are not
limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset or asset group; and a current expectation that the asset or asset group will more likely than not
be sold or disposed of before the end of its estimated useful life. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such asset or asset group is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows.
No
impairment of long-lived assets has been identified or recorded in our consolidated statements of operations for any of the fiscal years presented.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and intangible assets
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not
subject to amortization.

We test for impairment of goodwill at least annually on
October 31
st
of each year and at any other time if any event occurs or circumstances change that would more likely than not
reduce our fair value below our reporting unit’s carrying amount. Our operations are analyzed by management and our chief operating decision makers as being part of a single industry segment providing logistics technology solutions. Accordingly, our goodwill impairment assessment is based on the allocation of goodwill to a single reporting unit. We completed the qualitative assessment during our third
quarter of
2018
and concluded that it was more likely than
not
that the fair value of the goodwill was greater than the carrying value. As a result, no
impairment of goodwill was recorded in fiscal
2018
(
no
impairments were recorded for fiscal
2017
or fiscal
2016
).

We perform further quarterly analysis of whether any event has occurred that would more likely than not
reduce our fair value below our reporting unit’s carrying amount and, if so, we perform a goodwill impairment test between the annual date. Any impairment adjustment is recognized as an expense in the period that the adjustment is identified.

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible asset or asset groups with a finite life to fair value when the related undiscounted cash flows are not
expected to allow for recovery of the carrying value. Fair value of intangible asset or asset groups is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships	Straight-line over three to twenty years
Existing technologies	Straight-line over two to twelve years
Trade names	Straight-line over one to fifteen years
Non-compete covenants	Straight-line over two to twelve years

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment
Property and equipment is recorded at cost. Depreciation of our property and equipment is generally recorded at the following rates:

Computer equipment and software	30% declining balance
Furniture and fixtures	20% declining balance
Leasehold improvements	Straight-line over lesser of useful life or term of lease

Fully depreciated property and equipment are removed from the balance sheet when they are no
longer in use.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition
We recognize revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when there exists persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collectability is reasonably assured. All revenue is recognized net of any related sales taxes. In addition to this general policy, the specific revenue recognition policies for each major category of revenue are included below.

Services Revenues
- Services revenues are principally comprised of the following: (i) ongoing transactional fees for use of our services and products by our customers, which are recognized as the transactions occur; (ii) professional services revenues from consulting, implementation and training services related to our services and products, which are recognized as the services are performed; (iii) maintenance, subscription and other related revenues, including revenues associated with maintenance and support of our services and products, which are recognized ratably over the subscription period; and (iv) hardware revenues, which are recognized when hardware is shipped.

License Revenues
- License revenues are derived from perpetual licenses granted to our customers to use our software products, which are recognized when the license is delivered.

We enter into arrangements from time to time that
may
consist of multiple deliverables which
may
include any combination of services and software licenses. Our typical multiple-element arrangements involve: (i) software with maintenance support services, (ii) professional services and (iii) hardware with services. For any arrangements involving multiple deliverables involving non-software elements (hardware, professional services, subscription, etc.) the consideration from the arrangement is allocated to each respective element based on its relative selling price, using VSOE of selling price. In instances when we are unable to establish the selling price using VSOE, we attempt to establish selling price of each element based on acceptable third
-party evidence of selling price (“TPE”); however, we are generally unable to reliably determine the selling price of similar competitor products or services on a stand-alone basis. In these instances, we use our BESP in our allocation of the arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service was sold on a stand-alone basis. We determine BESP for each specific element in a multiple element arrangement considering multiple factors including, but not
limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices.

For arrangements involving multiple deliverables of software with maintenance support services, the revenue is recognized based on ASC Subtopic
985
-
605
“Software: Revenue Recognition”. If we are unable to determine VSOE of fair value for all of the deliverables of the arrangement, but are able to obtain VSOE of fair value for all the undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to the delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of fair value of any undelivered software items does not
exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE of fair value did not
exist; or (ii) when VSOE of fair value can be established.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and development costs
To date, we have
not
capitalized any costs related to research and development of our computer software products. Costs incurred between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers have historically been expensed as they have not
been significant.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation plans
Stock Options
We maintain stock option plans for non-employee directors, officers, employees and other service providers. Options to purchase our common shares are granted at an exercise price equal to the fair market value of our common shares as of the date of grant. This fair market value is determined using the closing price of our common shares on the TSX on the day immediately preceding the date of the grant.

Employee stock options generally vest over a
five
-year period starting from the grant date and expire
seven
years from the grant date. Non-employee directors’ and officers’ stock options generally have quarterly vesting over a three
- to
five
-year period. We issue new shares from treasury upon the exercise of a stock option.

The fair value of employee stock option grants that are ultimately expected to vest are amortized to expense in our consolidated statement of operations based on the straight-line attribution method. The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Effective as of
February 1, 2017,
the Company adopted a change in accounting policy in accordance with ASU
2016
-
09
to account for forfeitures as they occur. The change was applied on a modified retrospective basis, and no
prior periods were restated as a result of this change in accounting policy.

Performance & Restricted Share Units
We maintain a performance and restricted share unit plan pursuant to which certain of our officers are eligible to receive grants of performance share units (“PSUs”) and restricted share units (“RSUs”).

PSUs vest at the end of a
three
-year performance period. The ultimate number of PSUs that vest is based on the total shareholder return (“TSR”) of our Company relative to the TSR of companies comprising a peer index group. TSR is calculated based on the weighted-average closing price of shares for the five
trading days preceding the beginning and end of the performance period. The fair value of PSUs is expensed to stock-based compensation expense over the vesting period. PSUs expire ten
years from the grant date. New shares are issued from treasury upon the redemption of a PSU.

PSUs are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of the PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

RSUs vest annually over a
three
-year period starting from the grant date and expire
ten
years from the grant date. We issue new shares from treasury upon the redemption of an RSU.

RSUs are measured at fair value based on the closing price of our common shares for the day preceding the date of the grant and will be expensed to stock-based compensation expense over the vesting period.

Deferred Share Unit Plan
Our board of directors adopted a deferred share unit plan effective as of
June 28, 2004,
pursuant to which non-employee directors are eligible to receive grants of deferred share units (“DSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five
trading days preceding the grant date. The plan allows each director to choose to receive, in the form of DSUs, all, none
or a percentage of the eligible director’s fees which would otherwise be payable in cash. If a director has invested less than the minimum amount of equity in Descartes, as prescribed from time to time by the board of directors, then the director must take at least
50%
of the base annual fee for serving as a director in the form of DSUs. Each DSU fully vests upon award but is distributed only when the director ceases to be a member of the board of directors. Vested units are settled in cash based on our common share price when conversion takes place. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Cash-Settled Restricted Share Unit Plan
Our board of directors adopted a cash-settled restricted share unit plan effective as of
May 23, 2007,
pursuant to which certain of our employees and non-employee directors are eligible to receive grants of cash-settled restricted share units (“CRSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five
trading days preceding the date of the grant. The CRSUs generally vest based on continued employment and have annual vesting over three
- to
five
-year periods. Vested units are settled in cash based on our common share price when conversion takes place, which is within
30
days following a vesting date and in any event prior to
December 31
st
of the calendar year in which a vesting date occurs. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Business Combinations Policy [Policy Text Block]
Business combinations
We apply the provisions of ASC Topic
805,
“Business Combinations” (Topic
805
), in the accounting for our acquisitions. It requires us to recognize separately from goodwill, the assets acquired and the liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may
be up to
one
year from the acquisition date, we
may
record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded to our consolidated statement of operations.

Costs to exit or restructure certain activities of an acquired company or our internal operations are accounted for as termination and exit costs pursuant to ASC Topic
420,
“Exit or Disposal Cost Obligations” (Topic
420
) and are accounted for separately from the business combination.

For a given acquisition, we generally identify certain pre-acquisition contingencies as of the acquisition date and may
extend our review and evaluation of these pre-acquisition contingencies throughout the measurement period in order to obtain sufficient information to assess whether we include these contingencies as a part of the purchase price allocation and, if so, to determine the estimated amounts.
If we determine that a pre-acquisition contingency (non-income tax related) is probable in nature and estimable as of the acquisition date, we record our best estimate for such a contingency as a part of the preliminary purchase price allocation. We often continue to gather information and evaluate our pre-acquisition contingencies throughout the measurement period and if we make changes to the amounts recorded or if we identify additional pre-acquisition contingencies during the measurement period, such amounts will be included in the purchase price allocation during the measurement period and, subsequently, in our results of operations.

Uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. We review these items during the measurement period as we continue to actively seek and collect information relating to facts and circumstances that existed at the acquisition date. Changes to these uncertain tax positions and tax related valuation allowances made subsequent to the measurement period, or if they relate to facts and circumstances that did not
exist at the acquisition date, are recorded in our provision for income taxes in our consolidated statement of operations.

Income Tax, Policy [Policy Text Block]
Income taxes
We use the liability method of income tax allocation to account for income taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not
that a deferred tax asset will
not
be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, our history of losses for tax purposes, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We evaluate our uncertain tax positions by using a
two
-step approach to recognize and measure uncertain tax positions and provisions for income taxes. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not,
based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second
step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not
to be realized. The tax position is derecognized when it is
no
longer more likely than
not
that the position will be sustained on audit. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share
Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements
In
March 2016,
the FASB issued Accounting Standards Update
2016
-
09,
“Compensation – Stock Compensation (Topic
718
): Improvements to Employee Share-Based Payment Accounting” (“ASU
2016
-
09”
). ASU
2016
-
09
simplifies several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. ASU
2016
-
09
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2016,
which was our fiscal year beginning
February 1, 2017.
As a result of adoption, excess tax benefits or deficiencies related to stock-based compensation are reflected in the Consolidated Statement of Operations as a component of the provision for income taxes and reported as operating activities in the Consolidated Statement of Cash Flows, on a prospective basis. Effective as of
February 1, 2017,
the Company adopted a change in accounting policy in accordance with ASU
2016
-
09
to account for forfeitures as they occur. The change was applied on a modified retrospective basis, and no
prior periods were restated as a result of this change in accounting policy. Accordingly, we have recognized a cumulative adjustment charge of less than
$0.1
million in accumulated deficit in the
first
quarter of fiscal
2018
as a result of the adoption of this change in accounting policy.

In
July 2015,
the FASB issued Accounting Standards Update
2015
-
11,
“Inventory (Topic
330
): Simplifying the Measurement of Inventory” (“ASU
2015
-
11”
). ASU
2015
-
11
provides guidance to more clearly articulate the requirements for the measurement and disclosure of inventory. ASU
2015
-
11
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2016,
which was our fiscal year beginning
February 1, 2017.
The Company adopted this guidance in the
first
quarter of fiscal
2018.
The adoption of this standard did
not
have a material impact on our results of operations or disclosures.

Recently issued accounting pronouncements
In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
“Revenue from Contracts with Customers” (“ASU
2014
-
09”
) and issued subsequent amendments to the initial guidance during
2015
and
2016,
collectively referred to as “Topic
606”.
These updates supersede the revenue recognition requirements in ASC Topic
605,
"Revenue Recognition" and nearly all other existing revenue recognition guidance under US GAAP. The core principle of Topic
606
is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Topic
606
can be applied either (i) retrospectively to each prior reporting period presented with the option to elect certain practical expedients; or (ii) retrospectively with the cumulative effect recognized at the date of initial application and providing certain additional disclosures (the “cumulative effect approach”). Topic
606
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). Early adoption is permitted. We anticipate that we will adopt Topic
606
using the cumulative effect approach when this guidance becomes effective for us, starting in the first
quarter of fiscal
2019.

We are currently evaluating the effects that the adoption of Topic
606
will have on our results of operations, financial position and disclosures. To date we have established a project team with the objective of evaluating the effect that Topic
606
will have on our consolidated financial statements, related disclosures, business processes, systems and controls. We are analyzing the impact of the new standard on our contracts by reviewing current accounting policies, practices and our revenue contracts to identify potential differences that would result from applying the requirements of the new standard. In parallel, we are assessing the changes to our business processes, systems and controls in order to support recognition and disclosure under the new standard. While we are continuing to assess all potential impacts of the new revenue recognition standard, we currently believe the most significant impact will relate to our accounting for costs to obtain a contract, on premise subscription offerings as well as expanded disclosures related to revenue, performance obligations and contract balances.

Under the new standard, we will defer all incremental commission costs to obtain customer contracts and amortize these costs over an expected period of benefit, which we have determined to be approximately five
years. As a result, we expect an increase in deferred commission assets and a change in the timing of recognition of commission expense in future reporting periods under the new standard. We anticipate a retained earnings adjustment of approximately
$2.0
to
$3.0
million, net of a tax impact of
$0.8
to
$1.1
million, upon adoption related to contract costs. The ultimate impact is subject to actual commissions earned in fiscal
2018.

Under current GAAP, revenue attributable to subscription services related to on premise offerings is recognized ratably over the term of the arrangement because Vendor Specific Objective Evidence (VSOE) does not
exist for the undelivered maintenance and support element as it is not
sold separately. The requirement to have VSOE for undelivered elements to enable the separation of the delivered software licenses is eliminated under the new revenue recognition standard. Accordingly, under this new standard we will be required to recognize as revenue a portion of the arrangement fee upon delivery of the initial software at the outset of the arrangement. This difference will result in allocating a transaction price to the delivered software component of a subscription offering and thus an earlier recognition of revenue related to that transaction price. The Company continues to evaluate the impact related to on premise subscription offerings.

In
January 2016,
the FASB issued Accounting Standards Update
2016
-
01,
“Financial Instruments—Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU
2016
-
01”
). ASU
2016
-
01
supersedes the guidance to classify equity securities with readily determinable fair values into different categories reducing the number of items that are recognized in other comprehensive income as well as simplifying the impairment assessment of equity investments without readily determinable fair values. ASU
2016
-
01
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). The Company will adopt this guidance in the
first
quarter of fiscal
2019.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
February 2016,
the FASB issued Accounting Standards Update
2016
-
02,
“Leases (Topic
842
)” (“ASU
2016
-
02”
). ASU
2016
-
02
supersedes the lease guidance in ASC Topic
840,
“Leases” and requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. ASU
2016
-
02
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2018,
which will be our fiscal year beginning
February 1, 2019 (
fiscal
2020
). The Company will adopt this guidance in the
first
quarter of fiscal
2020.
The adoption of this standard is expected to increase assets and liabilities, as we will be required to record a right-of-use asset and a corresponding lease liability in our consolidated financial statements, as well as a decrease to operating costs, an increase to finance costs (due to accretion of the lease liability) and an increase to depreciation and amortization (due to amortization of the right-of-use asset). The Company continues to evaluate the impact that the adoption will have on its results of operations, financial position and disclosures.

In
June 2016,
the FASB issued Accounting Standards Update
2016
-
13,
“Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments” (“ASU
2016
-
13”
). ASU
2016
-
13
requires measurement and recognition of expected credit losses for financial assets held. ASU
2016
-
13
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019,
which will be our fiscal year beginning
February 1, 2020 (
fiscal
2021
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2021
and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.

In
August 2016,
the FASB issued Accounting Standards Update
2016
-
15,
“Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments” (“ASU
2016
-
15”
). ASU
2016
-
15
clarifies the presentation and classification in the statement of cash flows. ASU
2016
-
15
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2019.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
October 2016,
the FASB issued Accounting Standards Update
2016
-
16,
“Income Taxes (Topic
740
): Intra-Entity Transfers of Assets Other Than Inventory” (“ASU
2016
-
16”
). ASU
2016
-
16
requires the recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. ASU
2016
-
16
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2019.
The adoption of this standard will result in the write-off of the balance of unamortized deferred tax charges and the recognition of previously unrecognized deferred tax assets in certain jurisdictions. We anticipate an increase in retained earnings of up to
$4.0
million upon adoption related to the unrecognized income tax effects of asset transfers that occurred prior to adoption.

In
January 2017,
the FASB issued Accounting Standards Update
2017
-
01,
“Business Combinations (Topic
805
): Clarifying the Definition of a Business” (“ASU
2017
-
01”
). ASU
2017
-
01
clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. ASU
2017
-
01
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). Early adoption is
not
permitted. The Company will adopt this guidance in the
first
quarter of fiscal
2019.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
January 2017,
the FASB issued Accounting Standards Update
2017
-
04,
“Intangibles – Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment” (“ASU
2017
-
04”
). ASU
2017
-
04
simplifies how an entity is required to test goodwill for impairment. ASU
2017
-
04
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019,
which will be our fiscal year beginning
February 1, 2020 (
fiscal
2021
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2021.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
May 2017,
the FASB issued Accounting Standards Update
2017
-
09,
“Compensation – Stock Compensation (Topic
718
): Scope of Modification Accounting” (“ASU
2017
-
09”
). ASU
2017
-
09
clarifies the guidance on when to apply modification accounting for share-based payment awards. ASU
2017
-
09
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which will be our fiscal year beginning
February 1, 2018 (
fiscal
2019
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2019.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.